UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices)(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 8/31

Date of reporting period: 5/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Meritage Growth Equity Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 88.38%
Consumer Discretionary — 18.64%
Amazon.com, Inc. *	810	$805,642
Brunswick Corp.	5,300	292,878
Delphi Automotive PLC	4,065	357,598
Home Depot, Inc./The	5,610	861,191
Omnicom Group, Inc.	4,845	405,623
Priceline Group, Inc./The *	385	722,680
Thor Industries, Inc.	7,670	694,365

		4,139,977

Consumer Staples — 1.65%
Colgate-Palmolive Co.	4,795	366,146

Financials — 3.12%
Aon PLC	2,375	310,911
Everest Re Group Ltd.	1,501	382,230

		693,141

Health Care — 11.48%
Amgen, Inc.	2,291	355,655
AMN Healthcare Services, Inc. *	7,535	273,144
Intuitive Surgical, Inc. *	346	316,479
Johnson & Johnson	5,220	669,465
Masimo Corp. *	2,815	245,018
Mettler-Toledo International, Inc. *	661	385,237
Teleflex, Inc.	1,527	305,431

		2,550,429

Industrials — 10.81%
AMETEK, Inc.	4,965	302,964
Deluxe Corp.	5,870	400,099
Ingersoll-Rand PLC	3,240	290,304
Koninklijke Philips NV	7,600	268,432
Nordson Corp.	2,565	297,232
Snap-on, Inc.	1,280	206,925
Toro Co./The	5,150	352,723
Trex Co., Inc. *	4,375	281,181

		2,399,860

Information Technology — 41.52%
Alphabet, Inc., Class A *	1,045	1,031,509
Apple, Inc.	8,234	1,257,826
Applied Materials, Inc.	7,900	362,452
Autohome, Inc. ADR *	5,430	230,123
Cisco Systems, Inc.	13,960	440,159
Citrix Systems, Inc. *	2,910	240,191
Electronic Arts, Inc. *	3,445	390,422
Entegris, Inc. *	12,050	297,635
Fiserv, Inc. *	4,160	521,165
Flex Ltd. *	17,160	296,182
InterDigital, Inc.	2,955	239,355
Lam Research Corp.	4,010	622,232
MasterCard, Inc., Class A	6,705	823,910
MaxLinear, Inc., Class A *	12,365	385,170
Microsoft Corp.	13,010	908,618
NICE-Systems Ltd. ADR	5,360	417,598
NVIDIA Corp.	3,145	453,981
Tencent Holdings Ltd. ADR	8,810	303,505

		9,222,033

See accompanying notes which are an integral part of this schedule of investments.

Meritage Growth Equity Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Fair Value
Materials — 1.16%
Eagle Materials, Inc.	2,735	$257,911

Total Common Stocks (Cost $15,305,928)		19,629,497

Exchange-Traded Funds — 5.77%
Consumer Staples Select Sector SPDR Fund	13,890	786,730
iShares Nasdaq Biotechnology ETF	1,731	494,633

Total Exchange-Traded Funds (Cost $1,191,773)		1,281,363

Money Market Securities — 3.87%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 0.62% (a)	859,759	859,759

Total Money Market Securities (Cost $859,759)		859,759

Total Investments — 98.02% (Cost $17,357,460)		21,770,619

Other Assets in Excess of Liabilities — 1.98%		438,903

NET ASSETS — 100.00%		$22,209,522

(a)	Rate disclosed is the seven day effective yield as of May 31, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

Meritage Value Equity Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 92.08%
Consumer Discretionary — 4.98%
Adtalem Global Education, Inc.	4,655	$174,097
Big Lots, Inc.	5,900	288,097
Helen of Troy Ltd. *	3,330	303,030

		765,224

Consumer Staples — 3.22%
Ingredion, Inc.	1,610	183,685
Pilgrim’s Pride Corp.	13,360	310,887

		494,572

Energy — 5.94%
Chevron Corp.	3,150	325,962
China Petroleum & Chemical Corp. ADR	2,730	224,106
Royal Dutch Shell PLC ADR	6,665	362,643

		912,711

Financials — 25.05%
Aspen Insurance Holdings Ltd.	5,920	300,736
Berkshire Hathaway, Inc., Class B *	2,369	391,548
Citigroup, Inc.	5,180	313,597
Fidelity & Guaranty Life	5,850	180,473
Goldman Sachs Group, Inc./The	1,077	227,527
Horace Mann Educators Corp.	7,290	278,842
Prudential Financial, Inc.	3,575	374,839
Reinsurance Group of America, Inc.	3,360	418,354
State Street Corp.	4,830	393,452
Torchmark Corp.	4,772	360,286
Unum Group	6,105	274,603
Voya Financial, Inc.	9,810	335,306

		3,849,563

Health Care — 14.49%
Aetna, Inc.	2,515	364,323
Biogen, Inc. *	1,560	386,521
Celgene Corp. *	1,805	206,510
Cigna Corp.	1,920	309,562
ICON PLC *	3,465	326,056
PRA Health Sciences, Inc. *	3,810	275,272
UnitedHealth Group, Inc.	2,040	357,367

		2,225,611

Industrials — 11.53%
EnerSys	3,795	281,058
Herman Miller, Inc.	4,570	144,184
Raytheon Co.	2,030	332,940
Regal-Beloit Corp.	4,020	318,384
Southwest Airlines Co.	6,270	376,764
Spirit AeroSystems Holdings, Inc.	5,835	317,949

		1,771,279

See accompanying notes which are an integral part of this schedule of investments.

Meritage Value Equity Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Fair Value
Information Technology — 16.60%
Benchmark Electronics, Inc. *	4,905	$158,432
Check Point Software Technologies Ltd. *	3,135	351,277
MAXIMUS, Inc.	5,060	314,125
Sanmina Corp. *	5,960	218,136
Skyworks Solutions, Inc.	3,170	337,383
Synopsys, Inc. *	3,535	264,665
Teradyne, Inc.	6,880	244,584
Vishay Intertechnology, Inc.	18,740	306,399
WNS Holdings Ltd. ADR *	10,665	355,144

		2,550,145

Materials — 1.81%
Cemex SAB de CV ADR *	16,492	136,389
Innospec, Inc.	2,210	141,440

		277,829

Real Estate — 2.14%
Welltower, Inc.	4,535	328,969

Utilities — 6.32%
Ameren Corp.	6,420	364,335
Entergy Corp.	4,745	375,140
Exelon Corp.	6,395	232,202

		971,677

Total Common Stocks (Cost $11,691,911)		14,147,580

Exchange-Traded Funds — 5.58%
Energy Select Sector SPDR Fund	7,230	473,131
iShares Russell 1000 Value ETF	1,000	114,530
Vanguard REIT ETF	3,285	269,994

Total Exchange-Traded Funds (Cost $893,989)		857,655

See accompanying notes which are an integral part of this schedule of investments.

Meritage Value Equity Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Fair Value
Money Market Securities — 2.39%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 0.62% (a)	366,545	$366,545

Total Money Market Securities (Cost $366,545)		366,545

Total Investments — 100.05% (Cost $12,952,445)		15,371,780

Liabilities in Excess of Other Assets — (0.05)%		(7,706)

NET ASSETS — 100.00%		$15,364,074

(a)	Rate disclosed is the seven day effective yield as of May 31, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depository Receipts

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

Meritage Yield-Focus Equity Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 84.30%
Consumer Discretionary — 6.42%
GameStop Corp., Class A	10,940	$242,212
Garmin Ltd.	11,830	615,633
Staples, Inc.	44,130	400,700
Target Corp.	7,815	430,997

		1,689,542

Consumer Staples — 10.47%
Altria Group, Inc.	9,805	739,689
Philip Morris International, Inc.	5,830	698,434
Reynolds American, Inc.	9,117	613,118
Unilever PLC ADR	12,685	705,540

		2,756,781

Energy — 10.70%
BP PLC ADR	16,055	580,388
Enterprise Products Partners LP (a)	18,875	506,039
Phillips 66 Partners LP (a)	5,185	256,761
Repsol SA ADR	29,340	490,858
Total SA ADR	9,780	511,494
Valero Energy Corp.	7,670	471,475

		2,817,015

Financials — 18.35%
AllianceBernstein Holding LP (a)	20,485	461,937
Ares Capital Corp. (b)	26,095	434,482
Banco Latinoamericano de Comercio Exterior SA, Class E	13,880	374,760
Bank of Montreal	5,615	376,991
Federated Investors, Inc., Class B	19,285	512,210
Invesco Ltd.	18,155	575,513
Lazard Ltd., Class A (a)	9,380	417,410
Maiden Holdings Ltd.	15,875	167,481
National Australia Bank Ltd. ADR	21,120	234,960
Old Republic International Corp.	25,475	503,895
Power Financial Corp.	15,090	358,388
Solar Capital Ltd. (b)	19,070	412,103

		4,830,130

Health Care — 3.83%
Merck & Co., Inc.	8,420	548,226
Pfizer, Inc.	14,095	460,202

		1,008,428

Industrials — 5.70%
Boeing Co./The	2,965	556,323
Eaton Corp. PLC	6,250	483,625
Lockheed Martin Corp.	1,635	459,648

		1,499,596

Information Technology — 5.75%
HP, Inc.	25,115	471,157
International Business Machines Corp.	3,108	474,374
QUALCOMM, Inc.	5,540	317,276
Western Union Co./The	13,210	251,254

		1,514,061

See accompanying notes which are an integral part of this schedule of investments.

Meritage Yield-Focus Equity Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Fair Value
Materials — 7.04%
BHP Billiton PLC ADR	8,530	$258,459
Domtar Corp.	13,630	495,859
Lyondellbasell Industries NV, Class A	7,355	592,225
Rio Tinto PLC ADR	12,565	506,495

		1,853,038

Real Estate — 6.57%
Brandywine Realty Trust	16,155	281,582
Medical Properties Trust, Inc.	49,820	645,169
Prologis, Inc.	5,150	286,031
VEREIT, Inc.	62,690	518,446

		1,731,228

Telecommunication Services — 5.51%
AT&T, Inc.	12,245	471,800
CenturyLink, Inc.	21,980	548,401
Verizon Communications, Inc.	9,242	431,047

		1,451,248

Utilities — 3.96%
Entergy Corp.	7,175	567,255
Public Service Enterprise Group, Inc.	10,560	474,250

		1,041,505

Total Common Stocks (Cost $19,264,946)		22,192,572

Convertible Preferred Stocks — 7.97%
Health Care — 2.12%
Anthem, Inc., 5.25%	10,850	558,558

Industrials — 1.67%
Stericycle, Inc., 5.25%	6,355	441,037

Information Technology — 2.03%
Belden, Inc., 6.75%	5,360	533,320

Utilities — 2.15%
Exelon Corp., 6.50%	10,885	565,476

Total Convertible Preferred Stocks (Cost $1,904,880)		2,098,391

See accompanying notes which are an integral part of this schedule of investments.

Meritage Yield-Focus Equity Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 2.06%
SPDR S&P International Dividend ETF	13,665	$542,227

Total Exchange-Traded Funds (Cost $530,922)		542,227

Exchange-Traded Notes — 1.96%
ETRACS Alerian MLP Infrastructure Index ETN	19,170	515,865

Total Exchange-Traded Notes (Cost $528,356)		515,865

Money Market Securities — 1.22%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 0.62% (c)	321,558	321,558

Total Money Market Securities (Cost $321,558)		321,558

Total Investments — 97.51% (Cost $22,550,662)		25,670,613

Other Assets in Excess of Liabilities — 2.49%		655,767

NET ASSETS — 100.00%		$26,326,380

(a)	Master Limited Partnership
(b)	Business Development Company
(c)	Rate disclosed is the seven day effective yield as of May 31, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

ETN — Exchange-Traded Note

SPDR — Standard & Poor’s Depository Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At May 31, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Meritage Growth Equity Fund	$17,375,461	$4,489,644	$(94,486)	$4,395,158
Meritage Value Equity Fund	12,994,850	2,539,509	(162,579)	2,376,930
Meritage Yield-Focus Equity Fund	22,968,409	3,038,326	(336,122)	2,702,204

Meritage Funds

Related Notes to the Schedule of Investments

May 31, 2017

(Unaudited)

The Meritage Growth Equity Fund (the “Growth Equity Fund”), the Meritage Value Equity Fund (the “Value Equity Fund”), the Meritage Yield-Focus Equity Fund (the “Yield-Focus Equity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

May 31, 2017

(Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board-approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when a Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation procedures, Meritage Portfolio Management, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

May 31, 2017

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2017:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Growth Equity Fund
Common Stocks *	$19,629,497	$—	$—	$19,629,497
Exchange-Traded Funds	1,281,363	—	—	1,281,363
Money Market Securities	859,759	—	—	859,759

Total	21,770,619	—	—	21,770,619
Value Equity Fund
Common Stocks *	14,147,580	—	—	14,147,580
Exchange-Traded Funds	857,655	—	—	857,655
Money Market Securities	366,545	—	—	366,545

Total	15,371,780	—	—	15,371,780
Yield-Focus Equity Fund
Common Stocks *	22,192,572	—	—	22,192,572
Convertible Preferred Stocks *	2,098,391	—	—	2,098,391
Exchange-Traded Funds	542,227	—	—	542,227
Exchange-Traded Notes	515,865	—	—	515,865
Money Market Securities	321,558	—	—	321,558

Total	25,670,613	—	—	25,670,613

*	Refer to Schedule of Investments for Sector classifications.

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of May 31, 2017 based on input levels assigned at August 31, 2016.

Preserver Alternative Opportunities Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 43.75%
Australia — 0.45%
Industrials — 0.45%
Sydney Airport	14,000	$77,402

Canada — 2.72%
Materials — 0.81%
Stella-Jones, Inc.	4,200	138,979

Real Estate — 0.73%
NorthWest Healthcare Properties Real Estate Investment Trust	15,919	126,683

Utilities — 1.18%
Brookfield Infrastructure Partners LP	5,000	202,500

		468,162

Denmark — 0.42%
Consumer Discretionary — 0.42%
Pandora A/S	770	72,972

France — 1.41%
Industrials — 1.41%
Thales SA	2,200	242,984

Germany — 3.44%
Consumer Discretionary — 0.89%
adidas AG	800	152,999

Consumer Staples — 0.57%
Henkel AG & Co. KGaA	800	99,348

Financials — 0.61%
AURELIUS SE & Co. KGaA	1,800	104,862

Real Estate — 1.37%
Deutsche Wohnen AG	6,000	235,329

		592,538

Ireland — 0.80%
Consumer Discretionary — 0.80%
Adient PLC	2,000	137,060

Israel — 1.07%
Industrials — 1.07%
Elbit Systems Ltd.	1,500	183,270

Japan — 4.06%
Consumer Discretionary — 2.35%
McDonald’s Holdings Co. Japan Ltd.	7,200	257,770
Sony Corp. ADR	4,000	146,480

See accompanying notes which are an integral part of this schedule of investments.

		404,250
Consumer Staples — 0.56%
Calbee, Inc.	2,500	96,840

Information Technology — 1.15%
Amano Corp.	4,000	89,968
Nippon Ceramic Co. Ltd.	4,500	107,269

		197,237

		698,327

Switzerland — 1.37%
Financials — 1.37%
Chubb Ltd.	1,650	236,263

United Kingdom — 7.02%
Financials — 4.41%
Burford Capital Ltd.	45,000	516,292
Willis Towers Watson PLC	1,650	241,939

		758,231
Health Care — 0.88%
Abcam PLC	12,000	151,361

Industrials — 0.95%
Ashtead Group PLC ADR	2,000	163,140

Information Technology — 0.78%
Smart Metering Systems PLC	20,000	134,637

		1,207,369

United States — 20.99%
Consumer Discretionary — 3.32%
Formula One Group, Class C *	5,000	166,500
Marriott International, Inc., Class A	1,300	139,945
Mohawk Industries, Inc. *	500	119,650
Williams-Sonoma, Inc.	3,000	145,980

		572,075
Energy — 1.84%
Enterprise Products Partners LP (a)(b)	6,000	160,860
EQT Midstream Partners LP (a)	2,100	154,896

		315,756
Financials — 3.74%
Berkshire Hathaway, Inc., Class B (b)*	1,000	165,280
Blackstone Group LP/The (a)	6,700	220,296
First Republic Bank	1,800	165,780
Western Alliance Bancorp. *	2,000	91,440

		642,796
Health Care — 2.98%
Danaher Corp.	1,745	148,220
Express Scripts Holding Co. *	1,200	71,700
Mylan NV *	3,000	116,940
UnitedHealth Group, Inc.	1,000	175,180

		512,040

See accompanying notes which are an integral part of this schedule of investments.

Industrials — 3.52%
Air Transport Services Group, Inc. *	7,000	166,950
AMETEK, Inc.	3,000	183,060
FedEx Corp.	700	135,688
Fortress Transportation & Infrastructure Investors LLC	7,500	119,850

		605,548
Information Technology — 1.15%
Adobe Systems, Inc. *	1,400	198,604

Materials — 0.89%
Monsanto Co.	1,300	152,646

Real Estate — 1.72%
Digital Realty Trust, Inc.	1,500	177,285
Landmark Infrastructure Partners LP (a)	7,500	118,125

		295,410
Utilities — 1.83%
American Electric Power Co., Inc.	2,000	143,560
CenterPoint Energy, Inc.	6,000	171,660

		315,220

		3,610,095

Total Common Stocks (Cost $6,438,868)		7,526,442

Preferred Stocks — 4.73%
United States — 4.73%
Energy — 0.98%
Kinder Morgan, Inc., Series A, 9.75%	4,000	169,520

Health Care — 0.70%
Allergan PLC, Series A, 5.50%	150	120,116

Industrials — 1.61%
Arconic, Inc., Series 1, 5.38%	3,200	137,504
Stericycle, Inc., 5.25%	2,000	138,800

		276,304
Real Estate — 1.44%
Invesco Mortgage Capital, Inc., Series A, 7.75%	4,000	101,240
RAIT Financial Trust, Series A, 7.75%	7,000	146,090

		247,330

Total Preferred Stocks (Cost $817,950)		813,270

Corporate Bonds — 10.00%
	Principal Amount
United States — 10.00%
Consumer Discretionary — 2.02%
International Game Technology PLC, 5.35%, 10/15/23	$120,000	123,600
Ruby Tuesday, Inc., 7.63%, 5/15/20	110,000	105,050
Scientific Games International, Inc., 6.25%, 9/1/20	120,000	118,950

		347,600

See accompanying notes which are an integral part of this schedule of investments.

Energy — 1.50%
Genesis Energy LP, 6.75%, 8/1/22	100,000	103,625
Western Refining, Inc., 6.25%, 4/1/21	150,000	154,734

		258,359
Financials — 1.20%
Stifel Financial Corp., 4.25%, 7/18/24	200,000	205,523

Health Care — 1.36%
CHS/Community Health Systems, Inc., 7.13%, 7/15/20	130,000	128,537
Tenet Healthcare Corp., 8.13%, 4/1/22	100,000	105,750

		234,287
Industrials — 2.16%
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	120,000	123,600
Timken Co./The, 3.88%, 9/1/24	100,000	100,410
Triumph Group, Inc., 5.25%, 6/1/22	150,000	147,750

		371,760
Materials — 0.59%
United States Steel Corp., 7.00%, 2/1/18	100,000	102,000

Real Estate — 0.60%
Senior Housing Properties Trust, 4.75%, 5/1/24	100,000	103,882

Utilities — 0.57%
Ferrellgas Partners LP, 8.63%, 6/15/20	100,000	97,500

Total Corporate Bonds (Cost $1,616,692)		1,720,911

Collateralized Mortgage Obligations — 3.43%
Banc of America Mortgage Securities, Inc., Series 2004-K, Class B3, 3.68%, 12/25/34 (c)	93,901	90,278
Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/33	62,819	65,038
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1, 3.32%, 2/20/35 (c)	81,478	82,244
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A3, 1.52%, 6/25/35 (c)	29,402	28,317
HarborView Mortgage Loan Trust, Series 2004-07, Class 2A1, 3.06%, 11/19/34 (c)	145,773	135,629
Impac CMB Trust, Series 2005-08, Class 2B, 3.27%, 2/25/36 (c)	198,262	189,014

Total Collateralized Mortgage Obligations (Cost $573,013)		590,520

Asset-Backed Securities — 2.61%
American Airlines, Inc., Series 2013-2, Class B, 5.60%, 7/15/20 (d)	148,992	154,952
Residential Asset Mortgage Products, Inc., Series 2001-RS2, 2.45%, 6/25/31 (c)	295,315	294,765

Total Asset-Backed Securities (Cost $419,745)		449,717

See accompanying notes which are an integral part of this schedule of investments.

U.S. Treasury Obligations — 3.74%
United States Treasury Inflation Indexed Bonds, 0.38%, 7/15/25 (e)	200,000	207,136
United States Treasury Note, 1.13%, 2/28/21	200,000	196,566
United States Treasury Note, 1.63%, 2/15/26	250,000	239,360

Total U.S. Treasury Obligations (Cost $650,421)		643,062

	Shares
Closed-End Funds — 5.81%
Avenue Income Credit Strategies Fund	7,500	108,225
Eaton Vance Limited Duration Income Fund	10,000	139,100
Guggenheim Strategic Opportunities Fund	3,500	73,290
KKR Income Opportunities Fund	7,300	130,013
Pioneer Diversified High Income Trust	7,000	115,710
Pioneer Municipal High Income Advantage Trust	17,500	201,775
Western Asset Emerging Markets Debt Fund, Inc.	7,000	110,530
Western Asset Global High Income Fund, Inc.	11,834	121,062

Total Closed-End Funds (Cost $891,838)		999,705

Foreign Registered Closed-End Funds — 0.99%
Third Point Offshore Investors Ltd.	6,600	98,868
VinaCapital Vietnam Opportunity Fund Ltd.	19,265	70,740

Total Foreign Registered Closed-End Funds (Cost $147,417)		169,608

Exchange-Traded Funds — 2.10%
iShares MSCI Emerging Markets ETF	4,000	164,800
SPDR Bloomberg Barclays Convertible Securities ETF	4,000	196,520

Total Exchange-Traded Funds (Cost $346,390)		361,320

Private Investment Fund — 1.65%

See accompanying notes which are an integral part of this schedule of investments.

Private Investment Fund — 1.65%
Trumbull Property Income Fund LP (f) (g)		283,168

Total Private Investment Fund (Cost $264,123)		283,168

Money Market Securities — 19.99%
Fidelity Investments Money Market Government Portfolio, Class I, 0.65% (h)	3,439,494	3,439,494

Total Money Market Securities (Cost $3,439,494)		3,439,494

Total Investments – 98.81% (Cost $15,605,951)		16,997,217

Other Assets in Excess of Liabilities – 1.19%		205,472

NET ASSETS – 100.00%		$17,202,689

(a)	Master Limited Partnership
(b)	All or a portion of the security is held as collateral for unsettled security transactions.
(c)	Variable or Floating Rate Security. Rate disclosed is as of May 31, 2017.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
(f)	Illiquid security.
(g)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.
(h)	Rate disclosed is the seven day effective yield as of May 31, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

As of May 31, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$1,462,645
Gross Unrealized Depreciation	(162,020)

Net Unrealized Appreciation (Depreciation)	$1,300,625

As of May 31, 2017, the aggregate cost of securities for federal income tax purposes was $15,696,592 for the Preserver Alternative Opportunities Fund.

Preserver Alternative Opportunities Fund

Notes to the Schedule of Investments

May 31, 2017 (Unaudited)

The Preserver Alternative Opportunities Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For all purposes other than financial reporting, security transactions are accounted for no later than one business day following trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by Preserver Partners, LLC (the “Adviser”), in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Private investment funds exempt from registration as an investment company under the Investment Company Act of 1940 (each a “Private Fund”) will be fair valued using the NAV as a practical expedient, as provided by the Private Fund’s investment adviser or administrator. The Private Funds value their underlying investments in accordance with policies established by such Private Funds. The Adviser will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by a Private Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value.

In April 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). ASU 2015-07 removed the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share as a practical expedient. As permitted, Private Funds with a fair value of $283,168 are excluded from the fair value hierarchy as of May 31, 2017.

In accordance with Capitol Series Trust (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair value pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

	Valuation Inputs
Asset Category	Level 1	Level 2	Level 3	Total
Common Stocks	$7,526,442	$—	$—	$7,526,442
Preferred Stocks	813,270	—	—	813,270
Corporate Bonds	—	1,720,911	—	1,720,911
Collateralized Mortgage Obligations	—	590,520	—	590,520
Asset-Backed Securities	—	449,717	—	449,717
U.S. Treasury Obligations	—	643,062	—	643,062
Closed-End Funds	999,705	—	—	999,705
Foreign Registered Closed-End Funds	169,608	—	—	169,608
Exchange-Traded Funds	361,320	—	—	361,320
Money Market Securities	3,439,494	—	—	3,439,494

Total	$13,309,839	$3,404,210	$—	$16,714,049

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of May 31, 2017 based on input levels assigned at August 31, 2016.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Restricted and Illiquid Securities – Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“1933 Act”), loan participations and interests in investment companies that are not registered under the Investment Company Act of 1940. Illiquid securities are securities that may be difficult to sell promptly (generally within seven days) at approximately their current value because of a limited trading market and other factors. The Fund intends to treat interests in loan participations and Private Funds as illiquid securities. Generally, the Trust also considers securities eligible for resale under Rule 144A of the 1933 Act to be illiquid securities for purposes of the Fund’s investment limitation applicable to illiquid securities. The Trust believes that Section 4(2) commercial paper and Rule 144A securities may be considered “liquid” if certain criteria are satisfied consistent with procedures adopted by the Board. The Fund will not invest greater than 15% of its net assets in illiquid or restricted securities.

As of May 31, 2017, the Fund held restricted and illiquid securities representing 1.65% of net assets as listed below:

Issuer Description	Acquisition Date	Shares	Cost	Value
Trumbull Property Income Fund (a)	4/1/16	—	$264,123	$283,168

(a)	Security is currently being valued according to the fair value procedures approved by the Board.

Hedeker Strategic Appreciation Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Principal Amount	Fair Value
Convertible Bonds — 96.58%
Consumer Discretionary — 2.72%
Ctrip.com International Ltd., 1.00%, 7/1/2020	$500,000	$579,063
Global Eagle Entertainment, Inc., 2.75%, 2/15/2035	325,000	207,188
Liberty Interactive LLC, 4.00%, 11/15/2029	788,394	504,572

		1,290,823

Energy — 3.30%
Pattern Energy Group, Inc., 4.00%, 7/15/2020	750,000	766,406
PDC Energy, Inc., 1.13%, 9/15/2021	850,000	796,875

		1,563,281

Financials — 22.12%
AmTrust Financial Services, Inc., 2.75%, 12/15/2044	1,600,000	1,159,440
BlackRock Capital Investment Corp., 5.50%, 2/15/2018	8,000	8,220
Blackstone Mortgage Trust, Inc., 5.25%, 12/1/2018	1,100,000	1,248,500
GAIN Capital Holdings, Inc., 4.13%, 12/1/2018	500,000	479,375
GSV Capital Corp., 5.25%, 9/15/2018	808,000	801,940
New Mountain Finance Corp., 5.00%, 6/15/2019	1,000,000	1,040,625
PRA Group, Inc., 3.00%, 8/1/2020	1,500,000	1,416,562
Safeguard Scientifics, Inc., 5.25%, 5/15/2018	1,050,000	1,058,725
Starwood Property Trust, Inc., 3.75%, 10/15/2017	1,200,000	1,209,000
TCP Capital Corp., 5.25%, 12/15/2019	1,200,000	1,268,250
Two Harbors Investment Corp., 6.25%, 1/15/2022	750,000	792,188

		10,482,825

Health Care — 16.18%
Aceto Corp., 2.00%, 11/1/2020	1,243,000	1,128,799
Acorda Therapeutics, Inc., 1.75%, 6/15/2021	500,000	389,063
Allscripts Healthcare Solutions, Inc., 1.25%, 7/1/2020	1,000,000	978,125
ANI Pharmaceuticals, Inc., 3.00%, 12/1/2019	750,000	776,719
Emergent BioSolutions, Inc., 2.88%, 1/15/2021	500,000	625,938
Impax Laboratories, Inc., 2.00%, 6/15/2022	750,000	645,938
Jazz Investments I Ltd., 1.88%, 8/15/2021	1,350,000	1,439,437
PDL BioPharma, Inc., 2.75%, 12/1/2021	750,000	663,750
Teva Pharmaceutical Finance Co., LLC, Series C, 0.25%, 2/1/2026	1,000,000	1,021,250

		7,669,019

Industrials — 4.81%
Dycom Industries, Inc., 0.75%, 9/15/2021	1,000,000	1,125,625
Echo Global Logistics, Inc., 2.50%, 5/1/2020	1,217,000	1,153,107

		2,278,732

Information Technology — 38.00%
Akamai Technologies, Inc., 0.00%, 2/15/2019 (a)	1,000,000	979,380
Bottomline Technologies, Inc., 1.50%, 12/1/2017	1,350,000	1,369,406
CalAmp Corp., 1.63%, 5/15/2020	1,153,000	1,160,206
Cardtronics, Inc., 1.00%, 12/1/2020	1,000,000	968,750
Cornerstone OnDemand, Inc., 1.50%, 7/1/2018	850,000	865,406
CSG Systems International, Inc., 4.25%, 3/15/2036	1,250,000	1,332,031
Electronics For Imaging, Inc., 0.75%, 9/1/2019	1,000,000	1,078,750
Finisar Corp., 0.50%, 12/15/2033	1,150,000	1,244,875
Infinera Corp., 1.75%, 6/1/2018	1,200,000	1,278,000
Integrated Device Technology, Inc., 0.88%, 11/15/2022	800,000	841,500

See accompanying notes which are an integral part of this schedule of investments.

Nuance Communications, Inc., 1.00%, 12/15/2035	1,000,000	977,500
ON Semiconductor Corp., 1.00%, 12/1/2020	1,000,000	1,088,125
Palo Alto Networks, Inc., 0.00%, 7/1/2019 (a)	750,000	921,094
Pandora Media, Inc., 1.75%, 12/1/2020	800,000	747,000
Synchronoss Technologies, Inc., 0.75%, 8/15/2019	1,350,000	1,127,250
Veeco Instruments, Inc., 2.70%, 1/15/2023	800,000	857,500
Verint Systems, Inc., 1.50%, 6/1/2021	1,200,000	1,170,000

		18,006,773

Materials — 1.16%
Royal Gold, Inc., 2.88%, 6/15/2019	500,000	549,375

Real Estate — 8.29%
Colony NorthStar, Inc., 3.88%, 1/15/2021	1,074,000	1,097,494
National Health Investors, Inc., 3.25%, 4/1/2021	750,000	850,312
Resource Capital Corp., 8.00%, 1/15/2020	350,000	359,625
Spirit Realty Capital, Inc., 2.88%, 5/15/2019	1,650,000	1,620,102

		3,927,533

Total Convertible Bonds (Cost $46,104,859)		45,768,361

Convertible Preferred Stocks — 2.46%

	Shares
Financials — 2.46%
NY Community Cap Trust V, 6.00%	23,000	1,164,030

Total Convertible Preferred Stocks (Cost $1,151,440)		1,164,030

Common Stocks — 0.88%
Financials — 0.88%
KeyCorp	24,007	419,404

Total Common Stocks (Cost $454,141)		419,404

Money Market Securities — 3.41%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.69% (b)	1,614,373	1,614,373

Total Money Market Securities (Cost $1,614,373)		1,614,373

Total Investments – 103.33% (Cost $49,324,813)		48,966,168

Liabilities in Excess of Other Assets – (3.33)%		(1,576,277)

NET ASSETS – 100.00%		$47,389,891

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2017.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

As of May 31, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$688,281
Gross unrealized depreciation	(1,046,926)

Net unrealized appreciation (depreciation)	$(358,645)

As of May 31, 2017, the aggregate cost of securities for federal income tax purposes was $49,324,813 for the Fund.

Hedeker Strategic Appreciation Fund

Notes to the Schedule of Investments

May 31, 2017 (Unaudited)

The Hedeker Strategic Appreciation Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For all purposes other than financial reporting, security transactions are accounted for no later than one business day following trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

Hedeker Strategic Appreciation Fund

Notes to the Schedule of Investments - continued

May 31, 2017 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by Hedeker Wealth LLC (the “Adviser”), in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. To the extent that the fair value estimate utilizes observable inputs, then the security will be categorized as a Level 2 security, otherwise it will generally be categorized as a Level 3 security.

In accordance with Capitol Series Trust (the “Trust”) valuation procedures, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair value pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Hedeker Strategic Appreciation Fund

Notes to the Schedule of Investments - continued

May 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$45,768,361	$—	$45,768,361
Convertible Preferred Stocks	1,164,030	—	—	1,164,030
Common Stocks	419,404	—	—	419,404
Money Market Securities	1,614,373	—	—	1,614,373

Total	$3,197,807	$45,768,361	$—	$48,966,168

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of May 31, 2017 based on input levels assigned on December 21, 2016 (commencement of operations).

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Capitol Series Trust

By /s/ Matthew J. Miller
Matthew J. Miller, President

Date 7/19/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew J. Miller
Matthew J. Miller, President

Date 7/19/2017

By /s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date 7/19/2017